Discontinued Operations - Schedule of Assets and Liabilities Related to all Discontinued Operations (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
ASSETS
Cash and cash equivalents	$ 72,661	$ 1,208
Accounts receivable, net	14,904	24,512
Prepayment	26,662	29,189
Other receivables	1,084,814	84,706
Current assets of discontinued operations	1,199,041	139,615
NON-CURRENT ASSETS
Property and equipment, net	4,227	15,331
Intangible assets, net	55,226	57,968
Non current assets of discontinued operations	59,453	73,299
Total assets of discontinued operations	1,258,494	212,914
LIABILITIES
Accounts payable	138,146	163,806
Accounts payable - related party	8,032	7,793
Advance from clients	443,419	432,375
Due to related parties	31,098	30,173
Taxes payable	7,202	10,651
Accruals and other payables	624,254	818,667
Total current liabilities of discontinued operations	1,252,151	1,463,465
Total liabilities of discontinued operations	$ 1,252,151	$ 1,463,465